Buffalo Large Cap Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Communication Services - 11.0%
Entertainment - 0.8%
Netflix Inc. (a)	1,750	1,181,040
		$–
Interactive Media & Services - 9.7%
Alphabet, Inc. - Class A	51,975	9,467,246
Meta Platforms, Inc. - Class A	9,225	4,651,430
		14,118,676
Media - 0.5%
Trade Desk, Inc. - Class A (a)	8,130	794,057
Total Communication Services		16,093,773

Consumer Discretionary - 10.5%
Automobiles - 0.4%
Tesla, Inc. (a)	2,725	539,223
		$–
Broadline Retail - 6.1%
Amazon.com, Inc. (a)	46,550	8,995,787
		$–
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. - Class A	2,000	483,540
		$–
Specialty Retail - 2.5%
Home Depot, Inc.	4,700	1,617,928
O'Reilly Automotive, Inc. (a)	850	897,651
TJX Companies, Inc.	10,145	1,116,965
		3,632,544
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	1,525	455,518
LVMH Moet Hennessy Louis Vuitton SE - ADR	5,575	854,926
On Holding AG - Class A (a)	10,900	422,920
		1,733,364
Total Consumer Discretionary		15,384,458

Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	3,025	2,571,220
Walmart, Inc.	14,075	953,018
		3,524,238
Personal Care Products - 0.5%
Beiersdorf AG - ADR	21,800	637,432
Total Consumer Staples		4,161,670

Energy - 1.7%
Energy Equipment & Services - 0.5%
Schlumberger NV	17,225	812,675
		$–
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	7,750	892,180
Hess Corp.	5,525	815,048
		1,707,228
Total Energy		2,519,903

Financials - 4.6%
Capital Markets - 0.7%
S&P Global, Inc.	2,375	1,059,250
		$–
Financial Services - 2.7%
Mastercard, Inc. - Class A	2,200	970,552
Visa, Inc. - Class A	11,265	2,956,725
		3,927,277
Insurance - 1.2%
Aon PLC - Class A	1,850	543,123
Arthur J. Gallagher & Co.	4,250	1,102,067
		1,645,190
Total Financials		6,631,717

Health Care - 11.8%
Biotechnology - 0.9%
BioMarin Pharmaceutical Inc. (a)	6,120	503,860
Vertex Pharmaceuticals, Inc. (a)	1,725	808,542
		1,312,402
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	11,025	1,145,608
Boston Scientific Corp. (a)	13,500	1,039,635
DexCom, Inc. (a)	5,500	623,590
Intuitive Surgical, Inc. (a)	2,675	1,189,974
Stryker Corp.	2,525	859,131
		4,857,938
Health Care Providers & Services - 1.3%
McKesson Corp.	1,825	1,065,873
UnitedHealth Group, Inc.	1,545	786,807
		1,852,680
Life Sciences Tools & Services - 2.0%
Danaher Corp.	4,050	1,011,892
ICON PLC (a)	3,150	987,431
Thermo Fisher Scientific, Inc.	1,800	995,400
		2,994,723
Pharmaceuticals - 4.3%
AstraZeneca PLC - ADR	12,750	994,372
Eli Lilly & Co.	4,050	3,666,789
Merck & Co., Inc.	7,075	875,885
Sanofi SA - ADR	14,750	715,670
		6,252,716
Total Health Care		17,270,459

Industrials - 7.2%
Aerospace & Defense - 1.2%
General Electric Co.	7,175	1,140,610
Northrop Grumman Corp.	1,525	664,824
		1,805,434
Building Products - 1.0%
Trane Technologies PLC	4,625	1,521,301
		$–
Electrical Equipment - 1.1%
Eaton Corp. PLC	3,625	1,136,619
GE Vernova, Inc. (a)	2,256	386,926
		1,523,545
Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	14,525	1,055,677
		$–
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	2,850	608,589
		$–
Machinery - 2.2%
Ingersoll Rand, Inc.	13,450	1,221,798
Wabtec Corp.	5,425	857,421
Xylem, Inc.	7,850	1,064,696
		3,143,915
Professional Services - 0.6%
KBR, Inc.	13,500	865,890
Total Industrials		10,524,351

Information Technology - 42.0%(b)
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	3,450	1,209,156
		$–
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp. (a)	5,775	418,456
		$–
Semiconductors & Semiconductor Equipment - 14.5%
Advanced Micro Devices, Inc. (a)	3,075	498,796
Applied Materials, Inc.	3,050	719,769
ASML Holding NV - NY Shares	1,250	1,278,413
Broadcom, Inc.	1,955	3,138,811
Entegris, Inc.	4,800	649,920
KLA Corp.	1,700	1,401,667
NVIDIA Corp.	108,230	13,370,734
		21,058,110
Software - 17.6%
Adobe, Inc. (a)	1,470	816,644
ANSYS, Inc. (a)	2,325	747,487
Crowdstrike Holdings, Inc. - Class A (a)	1,880	720,397
HubSpot, Inc. (a)	1,350	796,216
Intuit, Inc.	1,060	696,643
Microsoft Corp.	37,025	16,548,324
Nice Ltd. - ADR (a)	3,500	601,895
Palo Alto Networks, Inc. (a)	2,450	830,574
Salesforce, Inc.	5,400	1,388,340
ServiceNow, Inc. (a)	1,295	1,018,738
Synopsys, Inc. (a)	1,675	996,726
Workday, Inc. - Class A (a)	2,510	561,136
		25,723,120
Technology Hardware, Storage & Peripherals - 8.8%
Apple Inc.	58,155	12,248,606
Pure Storage, Inc. - Class A (a)	8,750	561,838
		12,810,444
Total Information Technology		61,219,286

Materials - 2.1%
Chemicals - 1.6%
Corteva, Inc.	7,795	420,463
Ecolab Inc.	3,925	934,150
Linde PLC	2,330	1,022,427
		2,377,040
Construction Materials - 0.5%
CRH PLC	8,775	657,949
Total Materials		3,034,989

Utilities - 0.5%
Electric Utilities - 0.5%
Constellation Energy Corp.	3,375	675,911
TOTAL COMMON STOCKS (Cost $63,426,765)		137,516,517

SHORT-TERM INVESTMENTS - 6.4%
Money Market Funds - 6.4%	Shares
Fidelity Government Portfolio - Class Institutional, 5.21% (c)	9,359,851	9,359,851
TOTAL SHORT-TERM INVESTMENTS (Cost $9,359,851)		9,359,851

TOTAL INVESTMENTS - 100.7% (Cost $72,786,616)		146,876,368
Liabilities in Excess of Other Assets - (0.7)%		(952,849)
TOTAL NET ASSETS - 100.0%		$145,923,519

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the annualized 7-day effective yield as of June 30, 2024.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to Kornitzer Capital Management (“Advisor” or “KCM”), as the Funds’ valuation designee, in accordance with new Rule 2a-5 of the 1940 Act. Some of the factors that may have been or may be considered by KCM in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2024, the Fund did not hold fair valued securities.

Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by KCM. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2024. These assets are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Buffalo Large Cap Fund
Common Stocks	$137,516,517	$–	$–	$137,516,517
Short-Term Investments	9,359,851	–	–	9,359,851
Total*	$146,876,368	$–	$–	$146,876,368
* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2024.

FOREIGN CURRENCY TRANSLATION

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2024. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2024. The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines. The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.